Pension and Other Employee Obligations - Summary of Net Periodic Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of defined benefit plans [abstract]
Service cost	$ 2,047	$ 1,915	$ 1,621
Interest on the net defined benefit liability	792	719	621
Net gratuity cost	$ 2,839	$ 2,634	$ 2,242